CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Net income	$ 79,458	$ 80,259	$ 64,353
Other comprehensive loss before tax:
Foreign currency translation adjustments	(5,023)	(4,227)	$ (6,182)
Unrealized income (loss) on foreign currency cash flow hedge	1,590	(1,562)
Income tax benefit related to components of other comprehensive income	509	846	$ 855
Total other comprehensive loss, net of tax	(2,924)	(4,943)	(5,327)
Comprehensive income	76,534	75,316	59,026
Less: comprehensive income attributable to non-controlling interest	(126)	(1,091)	(519)
Comprehensive income attributable to controlling interest	$ 76,408	$ 74,225	$ 58,507